Revenue Information - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 2,129,152	$ 1,845,048
Wallets [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	1,950,458	1,552,074
Other [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 178,694	$ 292,974